INTANGIBLE ASSET, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSET, NET
Schedule of intangible asset, net

	As of December 31,
	2019	2020
	RMB	RMB
Licenses	—	4,110,860
User bases	—	7,730,000
Brand names	—	38,500,000
Technologies	—	3,460,000
Intangible assets	—	53,800,860
Accumulated amortization	—	(1,716,348)
Intangible assets, net	—	52,084,512

Schedule of estimated amortization expenses of above intangible assets for future years

Amortization for
Year ending December 31,	Intangible Assets
RMB
2021	7,900,862
2022	7,872,291
2023	7,341,894
2024	6,260,297
2025	3,850,000
Thereafter	18,859,168
Total	52,084,512